UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-02278_

 Value Line Premier Growth Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, N.Y. 10036
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Item I.  Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/11 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management 7 Times Square 21st Floor New York, NY 10036-6524	S E M I – A N N U A L R E P O R T
J u n e 3 0 , 2 0 1 1

DISTRIBUTOR	EULAV Securities LLC
7 Times Square 21st Floor
New York, NY 10036-6524

CUSTODIAN BANK	State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

SHAREHOLDER	State Street Bank and Trust Co.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
Kansas City, MO 64121-9729
INDEPENDENT	PricewaterhouseCoopers LLP	Value Line Premier Growth Fund, Inc.
REGISTERED PUBLIC	300 Madison Avenue
ACCOUNTING FIRM	New York, NY 10017
LEGAL COUNSEL	Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272
DIRECTORS	Mitchell E. Appel
Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Nancy-Beth Sheerr
Daniel S. Vandivort
OFFICERS	Mitchell E. Appel
President
Michael J. Wagner
Chief Compliance Officer
Emily D. Washington
Treasurer and Secretary

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#00081084

Value Line Premier Growth Fund, Inc.

To Our Value Line Premier

To Our Shareholders (unaudited):

Enclosed is your semi-annual report for the six months ended June 30, 2011. We encourage you to carefully review this report, which includes economic highlights, your Fund’s performance data and highlights, schedule of investments, and financial statements.

We’re pleased to report that Value Line Premier Growth Fund, Inc. (the “Fund”) earned a total return of 11.07% for the six-month period, versus a total return of 6.02% for the benchmark Standard & Poor’s 500 Index(1). Your Fund has also widely outpaced this key benchmark for the one, three, five, ten and fifteen year periods ending June 30, 2011. Lipper Inc., the independent mutual fund advisory service, awards its top Lipper Leader rating to the Fund for Consistent Return versus its peers in the Multi-Cap Growth category, as of August 2011.

Our disciplined investment strategy has served the Fund well. First and foremost, we invest in high-quality companies with proven long-term records of success, demonstrated by superior earnings performance and superior stock performance relative to their competition. This is truly a portfolio of growth stocks. Second, we closely monitor quarterly earnings reports and relative stock price momentum of the Fund’s holdings for any signs of sub-par performance. With about 250 stocks in the portfolio, we do not become attached to any single holding and do not hesitate to sell laggards, replacing them with stocks showing superior momentum. This discipline is key to your Fund’s long-term returns. Yet annual portfolio turnover has averaged a moderate 22% over the past five years, limiting trading expenses.

Controlling risk is of major importance to us. We achieve this through maintaining a widely diversified portfolio of high-quality companies, containing representatives from nearly every industry. Only 13% of the Fund’s assets are invested in the portfolio’s ten largest holdings, as of June 30th. We invest across the entire range of company size, too. Current holdings are split about evenly among large-cap, mid-cap and small-cap stocks.

We believe our time-tested investment strategy will continue to serve the Fund well. At the helm is the same senior portfolio manager who has piloted the Fund since 1996. Thank you for your continued confidence in us.

Sincerely,

/s/ Mitchell Appel
Mitchell Appel, President

/s/ Stephen E. Grant
Stephen E. Grant, Portfolio Manager

(1)

The Standard & Poor’s 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes. It is not possible to directly invest in this index.

Value Line Premier Growth Fund, Inc.

Growth Fund Shareholders

Economic Highlights (unaudited)

The first half of 2011 saw the broad US stock market rising on the heels of strengthening corporate profits. The S&P 500 returned 6% for the first six months of the year despite significant global economic concerns. Several members of the European Union continued to face a serious debt crisis including Greece, Portugal, Ireland, and Spain. Further, the nuclear disaster in Japan and the geopolitical upheaval in commodity markets added to investor concerns. At home, disappointing job growth in the United States kept the national unemployment rate firmly above 9% for the second quarter.

By mid-year there was mounting evidence that the US recovery had slowed to a crawl. Consumer spending, which accounts for roughly 70% of economic activity, declined in June for the first time in 2 years. First quarter GDP was up by only 0.4%, and second quarter GDP growth was only modestly better at 1.3%. Employment growth in July lagged June numbers, and it was reported that the level of new factory orders decreased. By August, only 58% of the population was working, the lowest level in nearly 3 decades. Housing prices remained almost uniformly weak.

Much of the summer was consumed by the drama of the U.S. debt ceiling negotiations, resulting in an 11th hour deal that appears to satisfy few constituents. It surely did not satisfy Standard & Poors who felt that the $2.1 trillion deficit reduction over 10 years was insufficient to solve the country’s debt problem. The rating agency proceeded to downgrade U.S. Treasury debt from AAA to AA+. This downgrade did not affect short-term Treasuries. Within a few days the rating agency imposed the same rating cut on the long-term debt of several U.S. Agencies including Fannie Mae and Freddie Mac. The other major rating agencies, Moody’s and Fitch, maintained AAA ratings for U.S. Treasury debt as well as for the U.S. Agencies. Investor confidence plunged on the heels of the debt ceiling debacle and the US Treasury debt downgrade. Returns for the S&P 500 turned negative in August giving up its returns for the year.

The bond market rallied as stocks took a dive. Yields fell and prices rose across fixed income markets as investors looked for safer havens. Despite the rating downgrade, investor demand for Treasuries soared, pushing interest rates down to the lowest levels in 2 years.

Value Line Premier Growth Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 through June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/11	Ending account value 6/30/11	Expenses paid during period 1/1/11 thru 6/30/11*
Actual	$1,000.00	$1,110.70	$6.28
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01

*
Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line Premier Growth Fund, Inc.

Portfolio Highlights at June 30, 2011 (unaudited)

Ten Largest Holdings

Issue	Shares	Value	Percentage of Net Assets
Green Mountain Coffee Roasters, Inc.	68,000	$6,069,680	1.9%
Alexion Pharmaceuticals, Inc.	112,000	$5,267,360	1.6%
Cognizant Technology Solutions Corp. Class A	60,000	$4,400,400	1.4%
Companhia de Bebidas das Americas ADR	130,000	$4,384,900	1.3%
Salesforce.com, Inc.	27,000	$4,022,460	1.2%
Henry Schein, Inc.	56,000	$4,009,040	1.2%
FMC Technologies, Inc.	88,000	$3,941,520	1.2%
Illumina, Inc.	51,200	$3,847,680	1.2%
ANSYS, Inc.	60,000	$3,280,200	1.0%
Stericycle, Inc.	36,600	$3,261,792	1.0%

Asset Allocation – Percentage of Total Net Assets

Sector Weightings – Percentage of Total Investment Securities

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (97.0%)

	CONSUMER DISCRETIONARY (11.6%)
8,400	AutoZone, Inc. *	$2,476,740
12,000	Bed Bath & Beyond, Inc. *	700,440
25,000	BorgWarner, Inc. *	2,019,750
29,000	Brinker International, Inc.	709,340
10,500	Buckle, Inc. (The)	448,350
5,000	Chipotle Mexican Grill, Inc. *	1,540,950
14,000	Coach, Inc.	895,020
39,200	Ctrip.com International Ltd. ADR *	1,688,736
14,000	Darden Restaurants, Inc.	696,640
16,000	Deckers Outdoor Corp. *	1,410,240
17,000	DIRECTV Class A *	863,940
12,000	Domino’s Pizza, Inc. *	302,880
10,000	Fossil, Inc. *	1,177,200
16,000	Genuine Parts Co.	870,400
15,200	Gildan Activewear, Inc.	534,584
27,000	HSN, Inc. *	888,840
27,000	Johnson Controls, Inc.	1,124,820
56,000	LKQ Corp. *	1,461,040
12,000	McDonald’s Corp.	1,011,840
6,000	Monro Muffler Brake, Inc.	223,740
18,000	O’Reilly Automotive, Inc. *	1,179,180
30,000	Phillips-Van Heusen Corp.	1,964,100
5,700	Priceline.com, Inc. *	2,918,001
6,400	Shaw Communications, Inc. Class B	146,112
27,000	Signet Jewelers Ltd. *	1,263,870
3,700	Strayer Education, Inc.	467,643
34,300	TJX Companies, Inc. (The)	1,801,779
22,000	TRW Automotive Holdings Corp. *	1,298,660
6,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	387,480
3,000	Under Armour, Inc. Class A *	231,930
21,000	Vitamin Shoppe, Inc. *	960,960
26,500	Warnaco Group, Inc. (The) *	1,384,625
6,000	Wynn Resorts Ltd.	861,240
34,000	Yum! Brands, Inc.	1,878,160
		37,789,230

	CONSUMER STAPLES (8.0%)
68,000	BRF - Brasil Foods S. A. ADR	1,178,440
17,000	British American Tobacco PLC ADR	1,496,000

Shares		Value
8,000	Bunge Ltd.	$551,600
48,400	Church & Dwight Co., Inc.	1,962,136
16,800	Coca-Cola Femsa, S.A.B. de C.V. ADR	1,562,568
130,000	Companhia de Bebidas das Americas ADR	4,384,900
20,000	Cosan Ltd. Class A	245,800
49,875	Flowers Foods, Inc.	1,099,245
20,000	Fomento Economico Mexicano S.A.B. de C.V. ADR	1,329,800
26,000	General Mills, Inc.	967,720
68,000	Green Mountain Coffee Roasters, Inc. *	6,069,680
6,000	Herbalife Ltd.	345,840
40,000	Hormel Foods Corp.	1,192,400
10,000	PepsiCo, Inc.	704,300
20,000	Reynolds American, Inc.	741,000
32,000	Ruddick Corp.	1,393,280
4,000	TreeHouse Foods, Inc. *	218,440
9,000	Whole Foods Market, Inc.	571,050
		26,014,199

	ENERGY (4.8%)
8,600	CNOOC Ltd. ADR	2,028,998
19,000	Concho Resources, Inc. *	1,745,150
21,000	Core Laboratories N.V.	2,342,340
20,000	EQT Corp.	1,050,400
88,000	FMC Technologies, Inc. *	3,941,520
64,000	Petroleo Brasileiro S.A. ADR	2,167,040
26,000	TransCanada Corp.	1,139,840
3,000	Ultrapar Participacoes SA ADR	54,390
33,000	World Fuel Services Corp.	1,185,690
		15,655,368

	FINANCIALS (9.2%)
12,000	Affiliated Managers Group, Inc. *	1,217,400
20,600	AFLAC, Inc.	961,608
45,000	Arch Capital Group Ltd. *	1,436,400
9,490	AvalonBay Communities, Inc.	1,218,516
35,000	Bancolombia S.A. ADR	2,335,550
6,400	Bank of Hawaii Corp.	297,728
13,300	Bank of Montreal	845,215
22,100	Bank of Nova Scotia	1,329,757
10,700	BlackRock, Inc.	2,052,367
16,000	BRE Properties, Inc.	798,080

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

June 30, 2011

Shares		Value
8,200	Canadian Imperial Bank of Commerce	$647,554
6,000	Credicorp Ltd.	516,600
19,000	Eaton Vance Corp.	574,370
9,400	Essex Property Trust, Inc.	1,271,726
9,000	Franklin Resources, Inc.	1,181,610
16,300	HDFC Bank Ltd. ADR	2,875,157
16,000	ICICI Bank Ltd. ADR	788,800
111,376	Itau Unibanco Banco Multiplo S.A. ADR	2,622,905
20,000	Leucadia National Corp.	682,000
9,000	M&T Bank Corp.	791,550
9,000	Portfolio Recovery Associates, Inc. *	763,110
10,000	ProAssurance Corp. *	700,000
18,000	Stifel Financial Corp. *	645,480
24,000	T. Rowe Price Group, Inc.	1,448,160
8,000	Taubman Centers, Inc.	473,600
7,400	Toronto-Dominion Bank (The)	628,260
30,000	Wells Fargo & Co.	841,800
		29,945,303

	HEALTH CARE (15.1%)
112,000	Alexion Pharmaceuticals, Inc. *	5,267,360
17,200	Allergan, Inc.	1,431,900
6,200	Auxilium Pharmaceuticals, Inc. *	121,520
16,000	Bayer AG ADR	1,288,960
14,500	Becton, Dickinson & Co.	1,249,465
4,600	Bio-Rad Laboratories, Inc. Class A *	549,056
14,800	Bio-Reference Laboratories, Inc. *	309,320
7,000	C.R. Bard, Inc.	769,020
22,000	Cerner Corp. *	1,344,420
3,000	Computer Programs & Systems, Inc.	190,440
4,000	DENTSPLY International, Inc.	152,320
26,000	Edwards Lifesciences Corp. *	2,266,680
19,000	Endo Pharmaceuticals Holdings, Inc. *	763,230
52,000	Express Scripts, Inc. *	2,806,960
20,900	Fresenius Medical Care AG & Co. KGaA ADR	1,561,230
5,400	Haemonetics Corp. *	347,598
56,000	Henry Schein, Inc. *	4,009,040

Shares		Value
18,000	HMS Holdings Corp. *	$1,383,660
24,000	IDEXX Laboratories, Inc. *	1,861,440
51,200	Illumina, Inc. *	3,847,680
32,000	Impax Laboratories, Inc. *	697,280
7,000	Intuitive Surgical, Inc. *	2,604,770
4,000	MAKO Surgical Corp. *	118,920
8,400	Mettler-Toledo International, Inc. *	1,416,828
3,100	MWI Veterinary Supply, Inc. *	250,387
17,800	Novo Nordisk A/S ADR	2,229,984
28,500	Owens & Minor, Inc.	982,965
14,000	Perrigo Co.	1,230,180
6,000	Pharmasset, Inc. *	673,200
4,800	Quality Systems, Inc.	419,040
28,000	SXC Health Solutions Corp. *	1,649,760
3,700	Techne Corp.	308,469
23,000	Teva Pharmaceutical Industries Ltd. ADR	1,109,060
12,000	Thermo Fisher Scientific, Inc. *	772,680
4,700	United Therapeutics Corp. *	258,970
12,000	UnitedHealth Group, Inc.	618,960
9,000	Universal Health Services, Inc. Class B	463,770
22,000	Volcano Corp. *	710,380
23,000	Warner Chilcott PLC Class A	554,990
10,000	WellPoint, Inc.	787,700
		49,379,592

	INDUSTRIALS (20.9%)
85,000	ABB Ltd. ADR *	2,205,750
24,300	Acuity Brands, Inc.	1,355,454
49,500	AMETEK, Inc.	2,222,550
20,600	AZZ, Inc.	943,480
31,000	BE Aerospace, Inc. *	1,265,110
24,400	Bucyrus International, Inc.	2,236,504
30,000	C.H. Robinson Worldwide, Inc.	2,365,200
22,900	Canadian National Railway Co.	1,829,710
34,000	CLARCOR, Inc.	1,607,520
32,000	Danaher Corp.	1,695,680
19,000	Donaldson Co., Inc.	1,152,920
25,200	Eaton Corp.	1,296,540
41,000	EnerSys *	1,411,220
20,000	Esterline Technologies Corp. *	1,528,000

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
4,000	Fastenal Co.	$143,960
4,000	FedEx Corp.	379,400
18,000	Flowserve Corp.	1,978,020
11,000	Fluor Corp.	711,260
23,200	Gardner Denver, Inc.	1,949,960
17,000	Geo Group, Inc. (The) *	391,510
6,000	GeoEye, Inc. *	224,400
5,000	HEICO Corp.	273,700
29,850	IDEX Corp.	1,368,622
22,600	IHS, Inc. Class A *	1,885,292
33,000	J.B. Hunt Transport Services, Inc.	1,553,970
21,000	Kansas City Southern *	1,245,930
21,000	Kirby Corp. *	1,190,070
5,000	L-3 Communications Holdings, Inc.	437,250
88,500	Lan Airlines S.A. ADR	2,524,020
31,500	Lennox International, Inc.	1,356,705
26,000	Lincoln Electric Holdings, Inc.	932,100
20,000	Norfolk Southern Corp.	1,498,600
20,000	Polypore International, Inc. *	1,356,800
17,800	Precision Castparts Corp.	2,930,770
6,000	Regal-Beloit Corp.	400,620
37,500	Republic Services, Inc.	1,156,875
54,000	Rollins, Inc.	1,100,520
26,000	Roper Industries, Inc.	2,165,800
48,700	Rush Enterprises, Inc. Class A *	926,761
36,600	Stericycle, Inc. *	3,261,792
20,800	Textainer Group Holdings Ltd.	639,392
33,000	Toro Co. (The)	1,996,500
12,300	Towers Watson & Co. Class A	808,233
17,000	TransDigm Group, Inc. *	1,550,230
17,000	United Technologies Corp.	1,504,670
22,000	URS Corp. *	984,280
4,700	Valmont Industries, Inc.	453,033
7,600	W.W. Grainger, Inc.	1,167,740
16,000	Wabtec Corp.	1,051,520
31,200	Waste Connections, Inc.	989,976
24,000	Woodward Inc.	836,640
		68,442,559

	INFORMATION TECHNOLOGY (15.5%)
23,000	Accenture PLC Class A	1,389,660
28,000	Acme Packet, Inc. *	1,963,640

Shares		Value
30,800	Amphenol Corp. Class A	$1,662,892
18,700	Anixter International, Inc.	1,221,858
60,000	ANSYS, Inc. *	3,280,200
60,000	Ariba, Inc. *	2,068,200
18,000	Aruba Networks, Inc. *	531,900
14,000	Avago Technologies Ltd.	532,000
11,400	Blackboard, Inc. *	494,646
21,000	Canon, Inc. ADR	999,390
26,000	Check Point Software Technologies Ltd. *	1,478,100
60,000	Cognizant Technology Solutions Corp. Class A *	4,400,400
23,800	Concur Technologies, Inc. *	1,191,666
6,800	Diodes, Inc. *	177,480
10,200	Dolby Laboratories, Inc. Class A *	433,092
16,000	Equinix, Inc. *	1,616,320
11,000	FactSet Research Systems, Inc.	1,125,520
6,000	Fortinet, Inc. *	163,740
3,000	Google, Inc. Class A *	1,519,140
40,000	Informatica Corp. *	2,337,200
4,200	LogMeIn, Inc. *	161,994
9,300	MasterCard, Inc. Class A	2,802,462
37,200	MICROS Systems, Inc. *	1,849,212
2,000	Open Text Corp. *	128,040
28,000	Oracle Corp.	921,480
11,000	Pegasystems, Inc.	512,050
38,000	Rackspace Hosting, Inc. *	1,624,120
13,000	Rovi Corp. *	745,680
27,000	Salesforce.com, Inc. *	4,022,460
25,000	Solera Holdings, Inc.	1,479,000
33,000	SuccessFactors, Inc. *	970,200
2,000	Taleo Corp. Class A *	74,060
31,000	Teradata Corp. *	1,866,200
34,000	TIBCO Software, Inc. *	986,680
30,000	Trimble Navigation Ltd. *	1,189,200
5,000	VanceInfo Technologies, Inc. ADR *	115,550
16,000	VeriFone Systems, Inc. *	709,600
13,000	VMware, Inc. Class A *	1,302,990
14,900	Wright Express Corp. *	775,843
		50,823,865

	MATERIALS (8.9%)
21,000	Agrium, Inc.	1,842,960
15,000	Air Products & Chemicals, Inc.	1,433,700

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

June 30, 2011

Shares		Value
40,000	Albemarle Corp.	$2,768,000
30,700	AptarGroup, Inc.	1,606,838
20,000	Ball Corp.	769,200
14,000	BASF AG ADR	1,372,840
28,000	Celanese Corp. Series A	1,492,680
4,000	CF Industries Holdings, Inc.	566,680
12,600	Clearwater Paper Corp. *	860,328
18,000	Crown Holdings, Inc. *	698,760
22,000	FMC Corp.	1,892,440
16,500	Greif, Inc. Class A	1,072,995
17,000	Mosaic Co. (The)	1,151,410
9,000	NewMarket Corp.	1,536,390
30,000	Praxair, Inc.	3,251,700
24,000	Rockwood Holdings, Inc. *	1,326,960
20,200	Scotts Miracle-Gro Co. (The) Class A	1,036,462
8,000	Sherwin-Williams Co. (The)	670,960
30,000	Sigma-Aldrich Corp.	2,201,400
12,800	Syngenta AG ADR	864,768
18,000	Valspar Corp. (The)	649,080
		29,066,551

	TELECOMMUNICATION SERVICES (1.3%)
4,000	AboveNet, Inc.	281,840
6,101	Brasil Telecom S.A. ADR	65,769
40,877	Crown Castle International Corp. *	1,667,373
6,000	Millicom International Cellular S.A.	622,500
43,000	SBA Communications Corp. Class A *	1,642,170
		4,279,652

	UTILITIES (1.7%)
18,000	AGL Resources, Inc.	732,780
27,600	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,646,892
20,000	ITC Holdings Corp.	1,435,400
13,400	NSTAR	616,132
20,000	Questar Corp.	354,200
26,800	Wisconsin Energy Corp.	840,180
		5,625,584

	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (97.0%) (Cost $162,742,474)	317,021,903

Principal Amount		Value
SHORT-TERM INVESTMENTS (0.6%)

	REPURCHASE AGREEMENTS (0.6%)
$1,800,000	With Morgan Stanley, 0.00%, dated 06/30/11, due 07/01/11, delivery value $1,800,000 (collateralized by $1,825,000 U.S. Treasury Notes 0.8750% due 02/29/12, with a value of $1,839,276)	$1,800,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,800,000) (0.6%)	1,800,000
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (2.4%)		7,834,239

NET ASSETS (100%)		$326,656,142
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($326,656,142 ÷ 10,964,479 shares outstanding)		$29.79

*	Non-income producing.
ADR	American Depositary Receipt.

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.
Statement of Assets and Liabilities at June 30, 2011 (unaudited)

Assets:
Investment securities, at value (Cost - $162,742,474)	$317,021,903
Repurchase agreement (Cost - $1,800,000)	1,800,000
Cash	41,869
Receivable for securities sold	8,057,303
Receivable for capital shares sold	455,961
Dividends receivable	438,858
Prepaid expenses	22,438
Total Assets	327,838,332
Liabilities:
Payable for capital shares redeemed	847,479
Accrued expenses:
Advisory fee	194,883
Service and distribution plan fees	64,961
Other	74,867
Total Liabilities	1,182,190
Net Assets	$326,656,142

Net assets consist of:
Capital stock, at $1.00 par value (authorized 100,000,000, outstanding 10,964,479 shares)	$10,964,479
Additional paid-in capital	157,443,957
Accumulated net investment loss	(390,937)
Accumulated net realized gain on investments and foreign currency	4,358,830
Net unrealized appreciation of investments and foreign currency translations	154,279,813
Net Assets	$326,656,142

Net Asset Value, Offering and Redemption Price per Outstanding Share ($326,656,142 ÷ 10,964,479 shares outstanding)	$29.79

Statement of Operations for the Six Months Ended June 30, 2011 (unaudited)

Investment Income:
Dividends (net of foreign withholding tax of $64,710)	$1,514,422
Interest	3,194
Total Income	1,517,616
Expenses:
Advisory fee	1,189,032
Service and distribution plan fees	396,344
Auditing and legal fees	74,809
Transfer agent fees	73,659
Printing and postage	60,784
Directors’ fees and expenses	28,170
Custodian fees	24,294
Insurance	21,190
Registration and filing fees	15,459
Other	24,978
Total Expenses Before Custody Credits	1,908,719
Less: Custody Credits	(166)
Net Expenses	1,908,553
Net Investment Loss	(390,937)
Net Realized and Unrealized Gain on Investments and Foreign Exchange Transactions:
Net Realized Gain	9,126,263
Change in Net Unrealized Appreciation/(Depreciation)	24,637,330
Net Realized Gain and Change in Net Unrealized Appreciation/ (Depreciation) on Investments and Foreign Exchange Transactions	33,763,593
Net Increase in Net Assets from Operations	$33,372,656

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.
Statement of Changes in Net Assets
for the Six Months Ended June 30, 2011 (unaudited) and for the Year Ended December 31, 2010

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
Operations:
Net investment loss	$(390,937)	$(66,321)
Net realized gain on investments and foreign currency	9,126,263	18,569,195
Change in net unrealized appreciation	24,637,330	41,553,338
	33,372,656	60,056,212

Distributions to Shareholders:
Net investment income	—	(351,716)

Capital Share Transactions:
Proceeds from sale of shares	12,666,542	19,293,231
Proceeds from reinvestment of dividends to shareholders	14	333,041
Cost of shares redeemed	(31,212,013)	(115,440,166)
Net increase/(decrease) in net assets from capital share transactions	(18,545,457)	(95,813,894)
Total Increase/(Decrease) in Net Assets	14,827,199	(36,109,398)

Net Assets:
Beginning of period	$311,828,943	$347,938,341
End of period	$326,656,142	$311,828,943
Accumulated net investment loss	$(390,937)	$—

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

Value Line Premier Growth Fund, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in a diversified portfolio of U.S. equity securities with favorable growth potential.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation: Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Fair Value Measurements: The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 — Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of June 30, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$317,021,903	$0	$0	$317,021,903
Short-Term Investments	0	1,800,000	0	1,800,000
Total Investments in Securities	$317,021,903	$1,800,000	$0	$318,821,903

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

Value Line Premier Growth Fund, Inc.

June 30, 2011

For the six months ended June 30, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the six months ended June 30, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

(C) Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(D) Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(E) Security Transactions and Distributions: Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

(F) Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/depreciation on investments.

(G) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Value Line Premier Growth Fund, Inc.

Notes to Financial Statements (unaudited)

(H) Accounting for Real Estate Investment Trusts: The Fund owns shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(I) Foreign Taxes: The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(J) Subsequent Events: Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued, and except as already included in the notes to these financial statements, has determined that no additional items require disclosure.

2. Capital Share Transactions and Distributions to Shareholders

Transactions in capital stock were as follows:

	Six Months Ended
	June 30, 2011	Year Ended
	(unaudited)	December 31, 2010
Shares sold	440,410	826,552
Shares issued to shareholders in reinvestment of dividends and distributions	—	12,381
Shares redeemed	(1,103,861)	(4,973,787)
Net decrease	(663,451)	(4,134,854)
Dividends per share from net investment income	$—	$.0300

3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

Six Months Ended
June 30, 2011
(unaudited)
Purchases:
Investment Securities	$22,526,173
Sales:
Investment Securities	$30,559,713

4. Income Taxes

At June 30, 2011, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$164,542,474
Gross tax unrealized appreciation	$154,959,530
Gross tax unrealized depreciation	($680,101)
Net tax unrealized appreciation on investments	$154,279,429

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $1,189,032 was paid or payable to EULAV Asset Management (the “Adviser”) for the six months ended June 30, 2011. This was computed at an annual rate of 0.75% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries.

Value Line Premier Growth Fund, Inc.

June 30, 2011

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates EULAV Securities LLC (the “Distributor”) for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2011, fees amounting to $396,344 were paid or payable under the Plan.

For the six months ended June 30, 2011, the Fund’s expenses were reduced by $166 under a custody credit agreement with the custodian.

Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

Certain officers and a Trustee of the Adviser are also officers and directors of the Fund. At June 30, 2011, the officers and directors as a group owned 302 shares, representing less than 1% of the outstanding shares.

Value Line Premier Growth Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended
	June 30, 2011		Years Ended December 31,
	(unaudited)		2010		2009	2008	2007	2006
Net asset value, beginning of period	$26.82		$22.07		$16.69	$29.38	$26.61	$25.60
Income from investment operations:
Net investment income/(loss)	(0.04)		(0.01	)(5)	0.02	0.01	0.02	(0.01)
Net gains or (losses) on securities (both realized and unrealized)	3.01		4.79		5.37	(11.85)	4.80	2.75
Total from investment operations	2.97		4.78		5.39	(11.84)	4.82	2.74

Less distributions:
Dividends from net investment income	—		(0.03)		(0.01)	—	(0.03)	—
Distributions from net realized gains	—		—		—	(0.85)	(2.02)	(1.73)
Total distributions	—		(0.03)		(0.01)	(0.85)	(2.05)	(1.73)
Net asset value, end of period	$29.79		$26.82		$22.07	$16.69	$29.38	$26.61

Total return	11.07	%(3)	21.66%		32.29%	(40.13)%	18.30%	10.68%

Ratios/Supplemental Data:

Net assets, end of period (in thousands)	$326,656		$311,829		$347,938	$312,591	$570,484	$489,786
Ratio of expenses to average net assets(1)	1.20	%(4)	1.23	%(6)	1.22%	1.16%	1.11%	1.18%
Ratio of expenses to average net assets(2)	1.20	%(4)	1.19	%(7)	1.22%	1.16%	1.11%	1.18%
Ratio of net investment income/(loss) to average net assets	(0.25	)%(4)	(0.02)%		0.11%	0.03%	0.06%	(0.06)%
Portfolio turnover rate	7	%(3)	16%		8%	18%	29%	38%

(1)	Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been unchanged for the periods shown.
(2)	Ratio reflects expenses net of the custody credit arrangement.
(3)	Not annualized.
(4)	Annualized.
(5)	Based on average shares outstanding.
(6)	Ratio reflects expenses grossed up for the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.
(7)	Ratio reflects expenses net of the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Premier Growth Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and YOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Mitchell E. Appel YOB: 1970	Director	Since 2010
President of each of the Value Line Funds since June 2008; President of the Adviser and Distributor since February 2009; Chief Financial Officer of Value Line, Inc. (“Value Line”) from April 2008 to December 2010 and from September 2005 to November 2007; Director of Value Line, Inc. February 2010 to December 2010 and Treasurer from June 2005 to September 2005; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008.
None
Non-Interested Directors
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 YOB: 1956	Director	Since 2008	President, Meridian Fund Advisers LLC. (consultants) since April 2009; General Counsel, Archery Capital LLC (private investment fund) until April 2009.	Burnham Investors Trust, since 2004 (4 funds).
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 YOB: 1931	Director	Since 2000
Professor of History, Williams College, (1961-2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985-1994); Chairman (1993-1997) and Interim President (2002-2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 YOB: 1935	Director	Since 1997	Professor, Skidmore College since 2008; Visiting Professor of Classics, Williams College, (1999-2008); President Emeritus, Skidmore College since 1999 and President, (1987-1998).	None
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 YOB: 1939	Director	Since 1983	Chairman, Institute for Political Economy.	None

Value Line Premier Growth Fund, Inc.

Management of the Fund

Name, Address, and YOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 YOB: 1949	Director	Since 1996	Senior Financial Advisor, Veritable L.P. (Investment Adviser).	None
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 YOB: 1954	Director (Chairman of Board since 2010)	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management (2005-2007); Managing Director, Weiss, Peck and Greer, (1995-2005).	None
Officers
Mitchell E. Appel YOB: 1970	President	Since 2008
President of each of the Value Line Funds since June 2008; President of the Adviser and Distributor since February 2009; Chief Financial Officer of Value Line, Inc. (“Value Line”) from April 2008 to December 2010 and from September 2005 to November 2007; Director of Value Line, Inc. February 2010 to December 2010 and Treasurer from June 2005 to September 2005; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008.

Michael J. Wagner YOB: 1950	Chief Compliance Officer	Since 2009
Chief Compliance Officer of Value Line Funds since June 2009; President of Northern Lights Compliance Services, LLC (formerly Fund Compliance Services, LLC (2006 - present)) and Senior Vice President (2004-2006) and President and Chief Operations Officer (2003-2006) of Gemini Fund Services, LLC; Director of Constellation Trust Company until 2008.

Emily D. Washington YOB: 1979	Treasurer and Secretary	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of each of the Value Line Funds since August 2008 and Secretary since 2010; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Appel is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Adviser and Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 7 Times Square, New York, NY 10036.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729 or on the Fund’s website, www.vlfunds.com.

Value Line Premier Growth Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — Value Line U.S. Government Money Market Fund a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1, 2 or 3 for the year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests in US common stocks of small capitalization companies, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities LLC, 7 Times Square, New York, New York 10036-6524 or call 1-800-243-2729, 9am–5pm CST, Monday–Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

 (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	September 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	September 7, 2011